Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other provisions [line items]
Balance at beginning of year	$ 71	$ 149
Additional new provisions recognized		28
Amounts incurred and charged against existing provisions	(45)	(70)
Unused amounts reversed		(36)
Balance at end of year	$ 26	$ 71